Restructuring charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended								3 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2009 Previous Actions [Member] Jobs	Dec. 31, 2011 Previous Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 Previous Actions [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 Previous Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 Previous Actions [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] facilities Employees	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2010 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Employee severance and benefits charges reserves [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2010 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Business restructuring impairments and other charges [Member]		Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Accelerated depreciation of facility assets [Member]	Dec. 31, 2011 Semiconductor manufacturing facilities in Hiji, Japan, and Houston, Texas [Member] Other exit costs [Member]
Restructuring and Related Cost [Line Items]
Number of jobs eliminated (in jobs)						3,900
Number of employees employed at each facility (in employees)															500	500
Restructuring completion date (in months)	18 months
Restructuring and related activities, Number of facilities closing															2	2
Additional restructuring and related charges																$ 215	$ 135								$ 30	$ 50
Percentage of revenue in current year generated from facilities that will be closed (as a percent)																4.00%
Period over which restructuring charges are expect to be incurred (in months)	21 months
Changes in Accrued Restructuring Reserve [Roll Forward]
Beginning accrual	30		94				22		84		8		10				0		0		0		0
Restructuring charges	112		33				0		33		0		0		112		107		0		5		0
Non-cash items	(16)	[1]	(33)	[1]			0	[1]	(33)	[1]	0	[1]	0	[1]			(11)	[1]	0	[1]	(5)	[1]	0	[1]
Payments	(10)		(64)				(9)		(62)		(1)		(2)				0		0		0		0
Remaining accrual	116		30		94		13		22		7		8				96		0		0		0
Restructuring and Related Cost by Segment [Abstract]
Analog	0		13		84
Embedded Processing	0		6		43
Wireless	0		10		62
Other	112		4		23
Total	$ 112		$ 33		$ 212

[1]	Reflects charges for stock-based compensation, postretirement benefit plan settlement, curtailment, special termination benefits and accelerated depreciation.